Income Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Income (loss) before tax	$ (42,064,021)	$ (6,805,575)	$ 28,201,950
Income tax (benefits) expenses calculated at 25%	(10,516,005)	(1,701,394)	7,050,488
Effect of tax holiday	(14,009)	(4,431,103)	(8,139,429)
Effect of income tax rate difference in other jurisdictions	(223,454)	236,759	645,873
Non-deductible expenses	10,229,536	3,645,741	2,559,649
Non-taxable income	(3,780,428)	(113,170)	(893,950)
Change in valuation allowance	4,628,776	6,523,770	161,631
Income tax expense	$ 324,416	$ 4,160,603	$ 1,384,262